RELATED PARTY TRANSACTIONS (Equity transaction with a related party) (Details)					1 Months Ended	12 Months Ended
	Aug. 19, 2022 shares	Jun. 27, 2022 shares	Apr. 05, 2021 USD ($) $ / shares shares	Feb. 23, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2022 shares	Dec. 31, 2020 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Number of shares issued during period | shares	1,556,667	1,120,000					125,900
Value of shares issued				$ 85,572,963			$ 23,019,000
Shares issued per share | $ / shares							$ 0.269
Percent of subscription price settled					50.00%
Subscription price settled					$ 11,500,000
Fair value of bitcoins				$ 19,289,000
Exchange rate					32,326.29
Number of bitcoins received				356.04342
Number of Class A Ordinary Shares Equivalent to Preference Share | shares						10,000
Good Luck Information
Related Party Transaction [Line Items]
Subscription price settled				$ 11,500,000
United States of America, Dollars
Related Party Transaction [Line Items]
Percent of subscription price settled					50.00%
Subscription price settled					$ 11,519,000
Mr. Man San Vincent Law
Related Party Transaction [Line Items]
Number of shares issued during period | shares			65,000
Share Price | $ / shares			$ 1.0
Aggregate consideration from shares issued from exercise of stock options			$ 65,000,000
Voting power (in percent)			17.66%
Mr. Man San Vincent Law | Minimum
Related Party Transaction [Line Items]
Voting power (in percent)			17.66%
Mr. Man San Vincent Law | Maximum
Related Party Transaction [Line Items]
Voting power (in percent)			54.90%			44.17%
Definitive Share Subscription Agreement with Good Luck Information Technology Co., Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued during period | shares							85,572,963